OTHER EXPENSES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
OTHER EXPENSES

NOTE 28 — OTHER EXPENSES

Other expenses for the years ended December 31, 2024, 2023 and 2022 include the following:

	Year Ended December 31,
	2024	2023	2022
Loss on disposal of property, plant and equipment	$946,204	$-	-
Other expenses	29,266	9,796
	975,470	9,796	-